Interest Cost Components	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Interest Cost Components	Interest Cost Components

For the year ended December 31,	2025	2024	2023
Amount charged to interest expense, net	$151	$182	$218
Loss on debt redemption (Q)	15	6	2
Amount capitalized	10	7	6
Total interest cost	$176	$195	$226